United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number:                    811-00994

Burnham Investors Trust
(Exact name of registrant as specified in charter)
1325 Avenue of the Americas, 26th Floor New York, NY 10019
(Address of principle executive offices) (Zip Code)
Jon M. Burnham
1325 Avenue of the Americas, 26th Floor New York, NY 10019
(Name and address of agent for service)
Registrant’s telephone number, including area code:	(800) 874-3863
Date of fiscal year end:	December 31, 2013
Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments.

Burnham Fund

Portfolio Holdings As of March 31, 2013 (Unaudited)

	Number of Shares	Value
Common Stocks 91.99% (percentage of net assets)
CONSUMER DISCRETIONARY 22.25%
Apparel, Accessories & Luxury 1.20%
Dick’s Sporting Goods, Inc.	20,000	$946,000
•Under Armour, Inc., Class A	20,000	1,024,000
		1,970,000
Auto Manufacturers 1.20%
Ford Motor Co.	150,000	1,972,500
Casino & Gaming 2.86%
Las Vegas Sands Corp.	20,000	1,127,000
•Melco Crown Entertainment, Ltd. – ADR	100,000	2,334,000
Wynn Resorts, Ltd.	10,000	1,251,600
		4,712,600
Home Improvement Retail 1.69%
Home Depot, Inc.	40,000	2,791,200
Homebuilding 6.59%
Lennar Corp. Class A	80,000	3,318,400
•Pulte Group, Inc.	220,000	4,452,800
•Toll Brothers, Inc.	90,000	3,081,600
		10,852,800
Hotels, Resorts & Cruise Lines 0.77%
Marriott International, Inc., Class A	30,000	1,266,900
Internet Retail 2.43%
•Amazon.com, Inc.	15,000	3,997,350
Restaurants 5.51%
•Chipotle Mexican Grill, Inc., Class A	13,000	4,236,310
McDonald’s Corp.	20,000	1,993,800
Starbucks Corp.	50,000	2,848,000
		9,078,110
Total Consumer Discretionary (Cost: $25,239,153)		36,641,460
CONSUMER STAPLES 8.38%
Distillers & Vintners 1.73%
Brown-Forman Corp. Class B	40,000	2,856,000
Hypermarkets & Super Centers 2.61%
Costco Wholesale Corp.	25,000	2,652,750
CVS Caremark Corp.	30,000	1,649,700
		4,302,450
Packaged Food & Meats 3.46%
•The Hain Celestial Group, Inc.	45,000	2,748,600
McCormick & Co., Inc.	40,000	2,942,000
		5,690,600
Soft Drinks 0.58%
•Monster Beverage Corp.	20,000	954,800
Total Consumer Staples (Cost: $11,198,862)		13,803,850
ENERGY 17.71%
Integrated Oil & Gas 1.44%
Chevron Corp.	20,000	2,376,400
Oil & Gas – Exploration & Production 3.16%
BreitBurn Energy Partners LP	82,000	1,643,280
•Continental Resources, Inc.	10,000	869,300
Devon Energy Corp.	30,000	1,692,600
Memorial Production Partners LP	50,000	995,000
		5,200,180
Oil & Gas – Refining & Marketing 2.04%
Calumet Specialty Products Partners LP	90,000	3,352,500
Oil & Gas – Storage & Transportation 11.07%
DCP Midstream Partners LP	25,000	1,165,250
Eagle Rock Energy Partners LP	100,000	982,000
Energy Transfer Equity LP	50,000	2,924,000
Kinder Morgan, Inc.	70,000	2,707,600
MarkWest Energy Partners LP	30,000	1,822,500
PVR Partners LP	40,000	964,400
Regency Energy Partners LP	40,000	1,003,200
The Williams Companies, Inc.	150,000	5,619,000
Williams Partners LP	20,000	1,036,000
		18,223,950
Total Energy (Cost: $19,240,530)		29,153,030
FINANCIAL SERVICES 11.45%
Consumer Finance 2.42%
American Express Co.	59,000	3,980,140
Diversified Banks 3.41%
Bank of America Corp.	200,000	2,436,000
Citigroup, Inc.	30,000	1,327,200
Wells Fargo & Co.	50,000	1,849,500
		5,612,700
Life & Health Insurance 1.15%
MetLife, Inc.	50,000	1,901,000

Property & Casualty Insurance 2.70%
•Berkshire Hathaway, Inc.	30,000	3,126,000
Chubb Corp.	15,000	1,312,950
		4,438,950
Residential REITs 1.10%
American Campus Communities, Inc.	40,000	1,813,600
Retail REITs 0.67%
Weingarten Realty Investors	35,000	1,104,250
Total Financial Services (Cost: $13,517,857)		18,850,640
HEALTH CARE 6.60%
Biotechnology 1.07%
•Regeneron Pharmaceuticals, Inc.	10,000	1,764,000
Health Care Equipment 2.03%
•IDEXX Laboratories, Inc.	15,000	1,385,850
•Intuitive Surgical, Inc.	4,000	1,964,760
		3,350,610
Health Care Services 2.45%
•Express Scripts Holding Co.	50,000	2,882,500
UnitedHealth Group, Inc.	20,000	1,144,200
		4,026,700
See Notes to Portfolio Holdings	BURNHAM FUND 1

Burnham Fund

Portfolio Holdings (Continued) As of March 31, 2013 (Unaudited)

	Number of Shares	Value
Pharmaceuticals 1.05%
Pfizer, Inc.	60,000	$1,731,600
Total Health Care (Cost: $9,651,321)		10,872,910
INDUSTRIALS 3.29%
Construction, Farm Machinery & Trucks 1.04%
Deere & Co.	20,000	1,719,600
Industrial Conglomerates 2.25%
General Electric Co.[a]	160,000	3,699,200
Total Industrials (Cost: $4,453,620)		5,418,800
INFORMATION TECHNOLOGY 16.15%
Computer Hardware 8.14%
Apple, Inc.[a]	25,000	11,065,750
International Business Machines Corp.	11,000	2,346,300
		13,412,050
Internet Software & Services 8.01%
•eBay, Inc.	60,000	3,253,200
•Facebook, Inc., Class A	80,000	2,046,400
•Google, Inc., Class A	5,500	4,367,165
•LinkedIn Corp., Class A	20,000	3,521,200
		13,187,965
Total Information Technology (Cost: $13,804,098)		26,600,015
MATERIALS 1.85%
Diversified Chemicals 0.64%
Monsanto Co.	10,000	1,056,300
Diversified Metals & Mining 1.21%
Freeport-McMoRan Copper & Gold, Inc.	60,000	1,986,000
Total Materials (Cost: $2,922,171)		3,042,300
TELECOMMUNICATIONS SERVICES 4.31%
Integrated Telecommunications Services 4.31%
AT&T, Inc.	75,000	2,751,750
Comcast Corp., Class A	45,000	1,890,450
Verizon Communications, Inc.	50,000	2,457,500
		7,099,700
Total Telecommunications Services (Cost: $5,760,643)		7,099,700
Total Common Stocks (Cost: $105,788,255)		151,482,705
Exchange Traded Fund 1.87% (percentage of net assets)
•SPDR Gold Trust	20,000	3,089,000
Total Exchange Traded Fund (Cost: $1,991,693)		3,089,000
	Face Value
Short-Term Instruments 6.37% (percentage of net assets)
Money Market Fund 2.72%
Fidelity Treasury Portfolio, 0.01%	$4,484,973	4,484,973
Total Money Market Fund (Cost: $4,484,973)		4,484,973
Treasury Bill 3.65%
United States Treasury Bill	6,000,000	5,999,955
Total Treasury Bill (Cost: $5,999,955)		5,999,955
Total Short-Term Instruments (Cost: $10,484,928)		10,484,928
Total Investments 100.23% (Cost: $118,264,876)		$165,056,633
Call option written (0.19)% (Premiums received: $266,073)		(307,500)
Liabilities, less cash and other assets (0.04)%		(72,207)
Net Assets 100.0%		$164,676,926
	Number of Contracts
Call Option Written (0.19)% (percentage of net assets)
INDUSTRIALS (0.07)%
Industrial Conglomerates (0.07)%
General Electric, Calls
@ 22 due Jan 14	(500)	(106,000)
Total Industrials (Premiums received: $63,480)		(106,000)
INFORMATION TECHNOLOGY (0.12)%
Computer Hardware (0.12)%
Apple, Inc., Calls
@ 450 due Jan 14	(50)	(201,500)
Total Information Technology (Premiums received: $202,593)		(201,500)
Total Call Option Written (Premiums received: $266,073)		(307,500)

Federal Income Tax Basis of Investments

The tax cost of the fund at March 31, 2013, based on securities owned was $116,518,841.

The unrealized gross appreciation/(depreciation) for all securities in the fund at March 31, 2013 was $49,199,558 and $(661,766) respectively, and net unrealized appreciation was $48,537,792.

•	Indicates securities that do not produce income.
a	Securities or partial securities on which call/put options were written.
2 BURNHAM FUND	See Notes to Portfolio Holdings

Burnham Financial Services Fund

Portfolio Holdings As of March 31, 2013 — (Unaudited)

	Number of Shares	Value
Common Stocks 95.61% (percentage of net assets)
BANKS 51.97%
Banks – Regional 51.97%
1st United Bancorp, Inc.	500,000	$3,230,000
•Ameris Bancorp	95,750	1,374,013
•ASB Bancorp, Inc.	162,163	2,755,149
BNC Bancorp	143,410	1,436,968
Bridge Bancorp, Inc.	30,000	645,300
Cape Bancorp, Inc.	50,350	461,206
Centerstate Banks, Inc.	116,712	1,001,389
CoBiz Financial, Inc.	100,000	808,000
•ConnectOne Bancorp, Inc.	40,000	1,250,000
•ECB Bancorp, Inc.	30,400	438,368
•First California Financial Group, Inc.	100,000	852,000
First Commonwealth Financial Corp.	100,000	746,000
•Guaranty Bancorp	160,023	336,048
•Heritage Oaks Bancorp	34,580	197,106
•Jacksonville Bancorp, Inc.	57,701	85,975
•MetroCorp Bancshares, Inc.	67,735	683,446
NBT Bancorp, Inc.	27,223	602,990
•OmniAmerican Bancorp, Inc.	94,586	2,391,134
•Park Sterling Corp.	515,894	2,909,642
•Porter Bancorp, Inc.	308,538	244,486
•Seacoast Banking Corporation of Florida	288,034	601,991
State Bank Financial Corp.	50,000	818,500
Sterling Bancorp	100,000	1,016,000
•Suffolk Bancorp	50,000	712,000
United Financial Bancorp, Inc.	139,999	2,127,985
Washington Banking Co.	20,000	278,800
•Yadkin Valley Financial Corp.	1,042,342	4,179,791
		32,184,287
Total Banks (Cost: $29,038,694)		32,184,287
DIVERSIFIED FINANCIALS 15.51%
Investment Banking & Brokerage 9.17%
•Cowen Group, Inc., Class A	1,009,419	2,846,562
•Gleacher & Co., Inc.	3,004,364	1,802,618
•SWS Group, Inc.	170,000	1,028,500
		5,677,680
Other Diversified Financial Services 0.77%
•OBA Financial Services, Inc.	25,000	475,000
Real Estate Investment Trust 5.10%
Silver Bay Realty Trust Corp.	2,450	50,715
Two Harbors Investment Corp.	50,000	630,500
•ZAIS Financial Corp.	120,000	2,475,600
		3,156,815
Unregistered Investment Company 0.47%
•Peregrine Holdings LLC 144Aa,3,4	275,000	295,281
Total Diversified Financials (Cost: $11,280,746)		9,604,776
THRIFTS & MORTGAGE FINANCE 28.13%
Thrifts & Mortgage Finance 28.13%
Astoria Financial Corp.	50,000	$493,000
Bank Mutual Corp.	98,750	546,087
Bank of Atlanta 144Aa,4	228,572	91,429
•Beneficial Mutual Bancorp, Inc.	50,000	515,000
CFS Bancorp, Inc.	45,000	355,950
Charter Financial Corp.	124,348	1,590,411
First Defiance Financial Corp.	19,250	448,910
First Financial Holdings, Inc.	125,000	2,620,000
•Flagstar Bancorp, Inc.[b]	100,000	1,393,000
Fox Chase Bancorp, Inc.	25,083	423,652
Franklin Financial Corp.	50,000	912,500
Hampden Bancorp, Inc.	30,500	470,005
•HomeTrust Bancshares, Inc.	100,000	1,580,000
Investors Bancorp, Inc.	125,000	2,347,500
•Pacific Premier Bancorp, Inc.	150,000	1,972,500
•TFS Financial Corp.	33,100	358,473
ViewPoint Financial Group, Inc.	65,000	1,307,150
		17,425,567
Total Thrifts & Mortgage Finance (Cost: $15,613,129)		17,425,567
Total Common Stocks (Cost: $55,932,569)		59,214,630
Warrants 1.99% (percentage of net assets)
BANKS 1.99%
Banks – Regional 1.99%
•M&T Bank Corp., Expires 12/23/18	40,000	1,230,000
•Porter Bancorp, Inc., Expires 6/30/15[a]	45,651	—
		1,230,000
Total Banks (Cost: $1,281,600)		1,230,000
Total Warrants (Cost: $1,281,600)		1,230,000
	Face Value
Short-Term Instruments 1.23% (percentage of net assets)
Money Market Fund 1.23%
Fidelity Treasury Portfolio, 0.01%	$760,699	760,699
Total Money Market Fund (Cost: $760,699)		760,699
Total Short-Term Instruments (Cost: $760,699)		760,699
Total Investments 98.83% (Cost: $57,974,868)		$61,205,329
Call options written (0.11)% (Premiums received: $124,709)		(70,000)
Cash and other assets, less liabilities 1.28%		794,578
Net Assets 100.0%		$61,929,907

See Notes to Portfolio Holdings	BURNHAM Financial Services FUND 3

Burnham Financial Services Fund

Portfolio Holdings (Continued) As of March 31, 2013 — (Unaudited)

	Number of Contracts	Value
Call Option Written (0.11)% (percentage of net assets)
Thrifts & Mortgage Finance (0.11)%
Thrifts & Mortgage Finance (0.11)%
Flagstar Bancorp, Calls
@ 15 due Oct 13	(250)	(35,000)
@ 18 due Oct 13	(250)	(17,500)
@ 18 due Jul 13	(500)	(17,500)
		(70,000)
Total Thrifts & Mortgage Finance (Premiums received: $124,709)		$(70,000)
Total Call Option Written (Premiums received: $124,709)		$(70,000)

Federal Income Tax Basis of Investments

The tax cost of the fund at March 31, 2013, based on securities owned was $58,234,005.

The unrealized gross appreciation/(depreciation) for all securities in the fund at March 31, 2013 was $11,204,411and $(8,233,087), respectively, and net unrealized appreciation was $2,971,324.

144A	Security is restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities only to certain qualified buyers. Total market value for 144A Securities is $386,710 or 0.62% of net assets.
•	Indicates securities that do not produce income.
a	Indicates a fair valued security. Total market value for fair valued securities is $386,710, representing 0.62% of net assets.
b	Securities or partial securities on which call/put options were written. [BLOCK;14784n;16896n;185856n;10560n;frill;;0;0;left-to-right]

4 BURNHAM Financial Services FUND	See Notes to Portfolio Holdings

Burnham Financial Industries Fund

Portfolio Holdings As of March 31, 2013 (Unaudited)

	Number of Shares	Value
Common Stocks 97.15% (percentage of net assets)
BANKS 42.86%
Banks – Regional 38.23%
1st United Bancorp, Inc.[a]	775,297	$5,008,418
Bridge Bancorp, Inc.	50,000	1,075,500
Centerstate Banks, Inc.[a]	306,115	2,626,467
Fifth Third Bancorp	75,000	1,223,250
First Niagara Financial Group, Inc.[a]	250,000	2,215,000
•Jacksonville Bancorp, Inc.	173,106	257,928
KeyCorp[a]	50,000	498,000
NBT Bancorp, Inc.[a]	54,447	1,206,001
•OmniAmerican Bancorp, Inc.[a]	42,174	1,066,159
•Park Sterling Corp.[a]	321,704	1,814,410
•Porter Bancorp, Inc.	252,439	200,033
Regions Financial Corp.	250,000	2,047,500
SCBT Financial Corp.	50,000	2,520,000
Synovus Financial Corp.	500,000	1,385,000
Zions Bancorporation[b]	25,000	624,750
		23,768,416
Diversified Banks 4.63%
SunTrust Banks, Inc.[b]	100,000	2,881,000
Total Banks (Cost: $25,541,706)		26,649,416
DIVERSIFIED FINANCIALS 32.15%
Consumer Finance 4.42%
Capital One Financial Corp.[b]	50,000	2,747,500
Investment Banking & Brokerage 10.63%
•Cowen Group, Inc., Class A	1,106,579	3,120,553
•Gleacher & Co., Inc.[a]	3,979,815	2,387,889
Morgan Stanley[b]	50,000	1,099,000
		6,607,442
Other Diversified Financial Services 7.42%
Bank of America Corp.[a]	150,000	1,827,000
Citigroup, Inc.[b]	25,000	1,106,000
JPMorgan Chase & Co.[b]	20,000	949,200
New Mountain Finance Corp.	50,000	731,000
		4,613,200
Real Estate Investment Trust 9.68%
Silver Bay Realty Trust Corp.	12,740	263,718
Two Harbors Investment Corp.	260,000	3,278,600
•ZAIS Financial Corp.	120,000	2,475,600
		6,017,918
Total Diversified Financials (Cost: $23,119,558)		19,986,060
THRIFTS & MORTGAGE FINANCE 22.14%
Thrifts & Mortgage Finance 22.14%
•Beneficial Mutual Bancorp, Inc.	50,000	515,000
First Financial Holdings, Inc.	125,000	2,620,000
•Five Oaks Investment Corp.	100,000	1,464,000
Investors Bancorp, Inc.[a]	279,000	5,239,620
Northfield Bancorp, Inc.	100,000	1,136,000
•TFS Financial Corp.[a]	100,000	1,083,000
ViewPoint Financial Group, Inc.[a]	85,000	1,709,350
		13,766,970
Total Thrifts & Mortgage Finance (Cost: $10,957,415)		13,766,970
Total Common Stocks (Cost: $59,618,679)		60,402,446
Warrants 2.39% (percentage of net assets)
BANKS 2.39%
Banks – Regional 1.98%
•M&T Bank Corp., Expires 12/23/18	40,000	$1,230,000
•Porter Bancorp, Inc., Expires 6/30/15[c]	136,956	—
		1,230,000
Diversified Banks 0.41%
•Comerica, Inc., Expires 11/14/18	25,000	258,750
Total Banks (Cost: $1,406,100)		1,488,750
Total Warrants (Cost: $1,406,100)		1,488,750
	Number of Contracts
Put Option Long 0.03% (percentage of net assets)
DIVERSIFIED FINANCIALS 0.03%
Other Diversified Financial Services 0.03%
Select Sector SPDR Fund	1,000	19,000
Total Diversified Financials (Cost: $36,038)		19,000
Total Put Option Long (Cost: $36,038)		19,000

	Face Value
Short-Term Instruments 4.02% (percentage of net assets)
Money Market Fund 4.02%
Fidelity Treasury Portfolio, 0.01%	$2,500,000	2,500,000
Total Money Market Fund (Cost: $2,500,000)		2,500,000
Total Short-Term Instruments (Cost: $2,500,000)		2,500,000
Total Investments 103.59% (Cost: $63,560,817)		$64,410,196
Short Sales (24.89)% (Proceeds: $13,445,551)		(15,476,754)
Call option written (0.61)% (Premiums received: $345,397)		(380,550)
Put option written (0.79)% (Premiums received: $569,349)		(491,450)
Cash and other assets, less liabilities 22.70%		14,112,338
Net Assets 100.0%		$62,173,780
	Number of Shares
Short Sales (24.89)% (percentage of net assets)
BANKS (16.42)%
Banks – Regional (15.35)%
Bank of the Ozarks, Inc.	(20,000)	(887,000)
Community Bank System, Inc.[b]	(68,318)	(2,024,262)
Cullen/Frost Bankers, Inc.	(13,467)	(842,092)
First Financial Bankshares, Inc.	(25,000)	(1,215,000)
Fulton Financial Corp.	(25,000)	(292,500)
National Penn Bancshares, Inc.	(85,000)	(908,650)
•Pinnacle Financial Partners, Inc.	(10,000)	(233,600)
Prosperity Bancshares, Inc.	(30,000)	(1,421,700)
TCF Financial Corp.	(90,000)	(1,346,400)
Trustmark Corp.	(15,000)	(375,150)
		(9,546,354)
See Notes to Portfolio Holdings	BURNHAM Financial Industries FUND 5

Burnham Financial Industries Fund

Portfolio Holdings (Continued) As of March 31, 2013 (Unaudited)

	Number of Shares	Value
Diversified Banks (1.07)%
Umpqua Holdings Corp.	(50,000)	$(663,000)
Total Banks (Premiums received: $8,863,137)		(10,209,354)
DIVERSIFIED FINANCIALS (8.47)%
Consumer Finance (6.76)%
Charles Schwab Corp.	(90,000)	(1,592,100)
•First Cash Financial Services, Inc.	(30,000)	(1,750,200)
•World Acceptance Corp.	(10,000)	(858,700)
		(4,201,000)
Investment Banking & Brokerage (1.71)%
Moody’s Corp.[b]	(20,000)	(1,066,400)
Total Diversified Financials (Premiums received: $4,582,414)		(5,267,400)
Total Short Sales (Proceeds: $13,445,551)		(15,476,754)
	Number of Contracts
Call Option Written (0.61)% (percentage of net assets)
BANKS (0.22)%
Banks – Regional (0.07)%
Zions Bancorporation, Calls
@ 24 due Jul 13	(250)	(45,250)
Diversified Banks (0.15)%
SunTrust Banks, Inc., Calls
@ 32 due Jul 13	(500)	(17,000)
@ 29 due Oct 13	(250)	(49,250)
@ 31 due Oct 13	(250)	(28,750)
		(95,000)
Total Banks (Premiums received: $126,797)		(140,250)
DIVERSIFIED FINANCIALS (0.39)%
Consumer Finance (0.13)%
Capital One Financial Corp., Calls
@ 63 due Sep 13	(250)	(22,500)
@ 58 due Sep 13	(250)	(57,500)
		(80,000)
Investment Banking & Brokerage (0.14)%
Morgan Stanley, Calls
@ 19 due Apr 13	(250)	(77,500)
@ 26 due Jul 13	(250)	(7,500)
		(85,000)
Other Diversified Financial Services (0.12)%
Citigroup, Inc., Calls
@ 48 due Sep 13	(250)	(47,500)
JP Morgan Chase & Co., Calls
@ 53 due Dec 13	(200)	(27,800)
		(75,300)
Total Diversified Financials (Premiums received: $218,600)		(240,300)
Total Call Option Written (Premiums received: $345,397)		(380,550)
Put Option Written (0.79)% (percentage of net assets)
BANKS[d] 0.0%
Banks – Regional[d] 0.0%
Community Bank System, Inc., Puts
@ 23 due May 13	(200)	—
@ 25 due May 13	(200)	—
		—
Total Banks (Premiums received: $39,832)		—
DIVERSIFIED FINANCIALS (0.79)%
Investment Banking & Brokerage (0.06)%
Moody’s Corp., Puts
@ 44 due May 13	(100)	(4,700)
@ 40 due Aug 13	(100)	(9,000)
Morgan Stanley, Puts
@ 18 due Oct 13	(300)	(21,600)
		(35,300))
Other Diversified Financial Services (0.73)%
JP Morgan Chase & Co., Puts
@ 40 due Dec 13	(200)	(32,400)
Nationstar Mtg Hld., Puts
@ 35 due Jul 13	(500)	(137,500)
Ocwen Financial Corp., Puts
@ 28 due Oct 13	(500)	(57,500)
@ 30 due Jul 13	(500)	(42,500)
Walter Investment Mgmt. Corp., Puts
@ 29 due Jun 13	(250)	(16,250)
@ 37 due Jun 13	(500)	(170,000)
		(456,150)
Total Diversified Financials (Premiums received: $529,517)		(491,450)
Total Put Option Written (Premiums received: $569,349)		$(491,450)

Federal Income Tax Basis of Investments

The tax cost of the fund at March 31, 2013, based on securities owned was $64,300,209.

The unrealized gross appreciation/(depreciation) for all securities in the fund at March 31, 2013 was $9,301,482 and $(9,191,495), respectively, and net unrealized appreciation was $109,987.

•	Indicates securities that do not produce income.
a	Security or partial security segregated as collateral for securities sold short. The funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the fund.
b	Securities or partial securities on which call/put options were written.
c	Indicates a fair valued security. Total market value for fair valued securities is $0, representing 0.00% of net assets.
d	Rounds to less than 0.005%.

6 BURNHAM Financial Industries FUND	See Notes to Portfolio Holdings

Notes to Portfolio Holdings — March 31, 2013 (Unaudited)

Valuation and Investment Practices

1. Valuing Securities

Fair Value Pricing

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. A fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations. By its nature a fair value price is an estimate and differences between fair value and what a security is sold for could be material. Securities for which market quotations are not readily available, or that have quotations which Burnham Asset Management (“Management” or the “Adviser”) believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. For additional information see Note 5 – Fair Value of Financial Instruments.

The funds use these methods to value portfolio securities:

Stocks and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) or the NASDAQ Official Closing Price (“NOCP”) on the valuation date. If there are no trades or there is no closing price that day, securities are valued at the last available or official bid price.

Bonds and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services or from a principal market maker. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities, and ratings.

Money market instruments and other temporary cash investments whose maturity is less than 60 days are valued at amortized cost, which approximates fair value, by amortizing any discount or premium in a straight line from the present to the maturity date. For temporary cash investments whose maturity is longer than 60 days, the funds value them the same way bonds are valued.

Option contracts may be written or purchased to manage exposure to certain changes in the market or as a substitute for securities transactions. When a fund writes a call or put option, it records the amount received as an asset and an equivalent amount as a liability. The fund subsequently marks-to-market the liability to reflect the current value of the option written. The writing or purchase of put or call options may result in losses to the fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than or lower than current market values, limit the amount of appreciation the fund can realize on its investments or cause the fund to hold a security it might otherwise sell or sell a security it might otherwise hold. When an option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss.

Exchange traded options are valued at the last sale price, or if no sales are reported, options are valued at the last bid price for purchased options and for written options.

Short sales

The funds may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured daily by Management. During the period ended March 31, 2013, the Burnham Financial Industries Fund sold short to hedge its long positions in periods of market decline and to take advantage of negative information about companies gained from the Adviser’s research. When a fund enters into a short sale, the fund records a liability for securities sold short and records an asset equal to proceeds received. The amount of the liability is subsequently marked-to-market to reflect the market value of securities sold short. The fund may also incur a dividend expense if a security that has been sold short declares a dividend. Until

NOTES TO PORTFOLIO HOLDINGS	7

Notes to Portfolio Holdings — March 31, 2013 (Unaudited)

the fund replaces a borrowed security, it will maintain in a segregated account at all times: cash, U.S. government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker or custodian as collateral will at least equal the current market value of the security sold short. All short sales must be collateralized as required by law or agreement with the funds’ prime broker. The fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a fund that sells a security short without hedging will be exposed to any market value increase. During the period ended March 31, 2013, only the Burnham Financial Industries Fund engaged in short sales.

Multiple Class Allocations

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Accounting for Portfolio Transactions

The funds account for purchases and sales of portfolio securities as of each security’s trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The funds record interest income as it accrues. Amortization of all premiums and discounts relating to fixed income securities are calculated using the effective yield method.

2. Securities Lending

The funds may lend securities to brokers, dealers, and other financial organizations to earn additional income. Each security loan is collateralized with segregated assets held with the custodian in an amount equal to or greater than the current market value of the loaned securities.

When a fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the fund may incur a loss or, in the event of a borrower’s bankruptcy, may be delayed in, or prevented from, liquidating the collateral. The fund will bear the risk of loss with respect to the investment of cash collateral. As of March 31, 2013, no securities were out on loan.

3. Transactions with Affiliated Securities

During the period ended March 31, 2013, Burnham Financial Services Fund owned shares of the following affiliated security. An affiliated security is a security in which the fund has ownership of at least 5% of the voting securities.

Affiliate	Value at 12/31/12	Proceeds from Sales	Change in Unrealized Gain/(Loss)	Value at 3/31/13	Dividend Income
Burnham Financial Services:
Peregrine Holdings LLC	$296,225	$—	$(944)	$295,281	$—

4. Restricted Securities

The funds may not invest more than 15% of net assets in securities subject to legal or contractual risks (“restricted securities”). At March 31, 2013, Burnham Financial Services Fund owned the following restricted securities, which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”). The value of these securities is determined using quotations supplied by a pricing service or broker, or if not available, is determined in good faith pursuant to procedures adopted

8	NOTES TO PORTFOLIO HOLDINGS

Notes to Portfolio Holdings — March 31, 2013 (Unaudited)

by the Board of Trustees. Certain of these securities may be offered and sold to “qualified institutional buyers” under Rule 144A of the 1933 Act.

Fund	Description, Date of Purchase, % of Net Assets	Shares	Cost	Value
Burnham Financial Services Fund	Bank of Atlanta 05/08/06 0.15%	228,572	$1,600,004	$91,429
	Peregrine Holdings LLC 05/31/02 0.47%	275,000	$295,281	$295,281

5. Fair Value of Financial Instruments

Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.

Level 2 — Prices are determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s valuation committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. These inputs include, but are not limited to, any available market prices for the security or for securities deemed comparable; the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.

NOTES TO PORTFOLIO HOLDINGS	9

Notes to Portfolio Holdings — March 31, 2013 (Unaudited)

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At March 31, 2013	Level 1	Level 2	Level 3	Total
Burnham Fund
Assets
Common Stock:
Consumer Discretionary	$36,641,460	$—	$—	$36,641,460
Consumer Staples	13,803,850	—	—	13,803,850
Energy	29,153,030	—	—	29,153,030
Financial Services	18,850,640	—	—	18,850,640
Health Care	10,872,910	—	—	10,872,910
Industrials	5,418,800	—	—	5,418,800
Information Technology	26,600,015	—	—	26,600,015
Materials	3,042,300	—	—	3,042,300
Telecommunications Services	7,099,700	—	—	7,099,700
Exchange Traded Fund	3,089,000	—	—	3,089,000
Short-Term Instruments	—	10,484,928	—	10,484,928
Total	$154,571,705	$10,484,928	$—	$165,056,633
Liabilities
Written Options	(307,500)	—	—	(307,500)
Total	$(307,500)	$—	$—	$(307,500)
Burnham Financial Services Fund
Assets
Common Stock:
Banks	$32,184,287	$—	$—	$32,184,287
Diversified Financials
Investment Banking & Brokerage	5,677,680	—	—	5,677,680
Other Diversified Financial Services	475,000	—	—	475,000
Real Estate Investment Trust	3,156,815	—	—	3,156,815
Unregistered Investment Company	—	—	295,281	295,281
Thrifts & Mortgage Finance	17,334,138	—	91,429	17,425,567
Warrants:
Banks	—	1,230,000	—	1,230,000
Short-Term Instruments	—	760,699	—	760,699
Total	$58,827,138	$1,990,699	$386,710	$61,205,329
Liabilities
Call Option Written	(70,000)	—	—	(70,000)
Total	$(70,000)	$—	$—	$(70,000)
Burnham Financial Industries Fund
Assets
Common Stock:
Banks	$26,649,416	$—	$—	$26,649,416
Diversified Financials	19,986,060	—	—	19,986,060
Thrifts & Mortgage Finance	13,766,970	—	—	13,766,970
Warrants:
Banks-Regional	—	1,230,000	—	1,230,000
Diversified Banks	258,750	—	—	258,750
Options-Long	19,000	—	—	19,000
Short-Term Instruments	—	2,500,000	—	2,500,000
Total	$60,680,196	$3,730,000	$—	$64,410,196
Liabilities
Short Sales	(15,476,754)	—	—	(15,476,754)
Written Options	(872,000)	—	—	(872,000)
Total	$(16,348,754)	$—	$—	$(16,348,754)

During the period ended March 31, 2013, there were no transfers between Level 1 and Level 2.

10	NOTES TO PORTFOLIO HOLDINGS

Notes to Portfolio Holdings — March 31, 2013 (Unaudited)

The following table summarizes the change in value associated with Level 3 financial instruments carried at fair value for the period ended March 31, 2013:

Burnham Financial Services Fund	Level 3 Assets
Common Stock:
Balance, January 1, 2013	$1,271,904
Transfer to Level 1	(712,000)
Change in Unrealized (Depreciation)	(173,194)
Balance, March 31, 2013	$386,710
Warrants:
Balance, January 1, 2013	$457
Change in Unrealized (Depreciation)	(457)
Balance, March 31, 2013	$—

Burnham Financial Industries Fund	Level 3 Assets
Warrants:
Balance, January 1, 2013	$1,369
Change in Unrealized (Depreciation)	(1,369)
Balance, March 31, 2013	$—

When determining the value the trust’s valuation committee may consult with and gather information from the Adviser as well as other sources. The initial valuation is usually cost, which can then be adjusted based on audited financial statements, subsequent market transactions, events or changes in current operations. Significant increase (decreases) in any of the inputs in isolation would result in a significantly lower (higher) fair value measurement.

Significant unobservable inputs developed by the Board of Trustees for material Level 3 investments as of March 31, 2013 are as follows:

Burnham Financial Services Fund	Fair Value at 3/31/2013	Valuation Technique(s)	Unobservable Input	Range
	295,281	Capital Value	Discount	0%
	91,429	Third Party Valuation	Discount	0%
Warrants	0	Capital Value	Discount	0%
Burnham Financial Industries Fund	Fair Value at 3/31/2013	Valuation Technique(s)	Unobservable Input	Range
Warrants	$0	Capital Value	Discount	0%

NOTES TO PORTFOLIO HOLDINGS	11

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Burnham Investors Trust
By (signature and title)*	/s/ Jon M. Burnham
Jon M. Burnham,
Chief Executive Officer (Principal Executive Officer)
Date May 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (signature and title)*	/s/ Jon M. Burnham
Jon M. Burnham,
Chief Executive Officer (Principal Executive Officer)
Date May 23, 2013

By (signature and title)*	/s/ Pat A. Colletti
Pat A. Colletti,
Chief Financial Officer (Principal Financial Officer)
Date May 23, 2013